Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Legal Proceedings
At December 31, 2013, and 2012 the Company was not party to any litigation.
In December 2011, an arbitration settlement was awarded for liquidated damages on late delivery of the West Aquarius drilling rig from the yard for $15 million. This was recorded as a reduction in the book value of the drilling rig, and therefore did not have any impact on the statement of operations. The drop down companies prior to acquisition by the Company and operating subsidiaries received this amount in full in 2012.

Pledged Assets
The book value of assets pledged under mortgage and overdraft facilities at December 31, 2013 and 2012 was $3,442.6 million, and $3,246.8 million, respectively.

Purchase Commitments
At December 31, 2013 and 2012 the Company had no contractual commitments.

Guarantees
At December 31, 2013 the Company has issued guarantees in favor of third parties as follows, which is the maximum potential future payment for each type of guarantee:

(in US$ millions)	December 31, 2013	December 31, 2012
Guarantees to customers of the Company’s own performance	530.0	530.0
Guarantee in favor of banks	103.4	157.4
Total	633.4	687.4